Income Taxes - Summary of Income Tax Benefit (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Continuing Operations
Current	$ (201,045)	$ (255,927)	$ (820,039)
Deferred	(8,001)		(21,861)
Total income tax benefit	$ (209,046)	$ (255,927)	$ (841,900)